Commitments and Contingencies (Tables) - European Wax Center, Inc. and Subsidiaries	9 Months Ended
Sep. 25, 2021
Summary of Exit Liability And Related Activity

Exit Cost
Obligation – Leases
Exit cost obligation at December 26, 2020	$615
Accretion	6
Payments	(273)
Exit cost obligation at September 25, 2021	$348

Summary of Current And Non Current Components of Exit Liabilities

	September 25, 2021	December 26, 2020
Accounts payable and accrued liabilities	$348	$360
Other long-term liabilities	—	255
Total exit cost obligation	$348	$615